Inventories	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Inventory Disclosure [Abstract]
Inventories
8.	Inventories

Inventories were comprised of the following at the end of each period:

	March 28, 2014	September 27, 2013
Raw materials and supplies	$85.7	$68.8
Work in process	194.9	191.5
Finished goods	164.1	142.8

	$444.7	$403.1

9.	Inventories

Inventories are comprised of the following at the end of each period:

	September 27, 2013	September 28, 2012
Raw materials and supplies	$68.8	$74.1
Work in process	191.5	184.7
Finished goods	142.8	176.5

Inventories	$403.1	$435.3